FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - DERIVATIVE LIABILITIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the period	$ 22,726
Fair value adjustments and recognition of day 1 loss recognized in profit or loss	(1,280)	$ (8,228)
Balance at the end of the period	21,077	22,726
Level 3 | At fair value | Derivatives
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of the period	1,421	741
Initial recognition of financial liability		9,860
Initial recognition of unrecognized day 1 loss		(952)
Exercise of financial liability	(141)
Fair value adjustments and recognition of day 1 loss recognized in profit or loss	$ (1,280)	(8,228)
Balance at the end of the period		$ 1,421